Note 5 - Inventories - Schedule of Inventories (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Components, spare parts	€ 3,496	€ 3,909
Work-in-progress	576	729
Finished goods – own manufactured products	2,672	1,167
Finished goods – distribution products	1,442	1,656
Total gross inventories	8,186	7,461
Less: allowance for slow-moving inventory and net realizable value	(974)	(722)
Total	€ 7,212	€ 6,739